FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2023
Financial Expenses Net
FINANCIAL EXPENSES, NET

NOTE 28 – FINANCIAL EXPENSES, NET:

	Year Ended December 31
	2023	2022	2021

Bank fees and interest	$170	$136	$77
Interest expenses from lease liabilities	62	97	14
Exchange rate differences, net	70	-	-
Revaluation of provision	(85)	1,158	-
Financial expenses	$217	$1,391	$91